Oct. 28, 2025
GMO Systematic Investment Grade Credit ETF
Investment Objective
The GMO Systematic Investment Grade Credit ETF (the “Fund”) seeks total return in excess of the Bloomberg U.S. Corporate Index.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.25%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.25%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

1 Year	3 Years
$26	$80

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period June 4, 2025 (commencement of operations) through June 30, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S. investment grade debt securities. GMO determines Fund investments utilizing its proprietary systematic investment approach analyzing bonds based on factors including value, quality, momentum, and company fundamentals. These factors are captured through proprietary fair value models, measures of changes in default risk, and bond and equity momentum indicators. The strategy seeks to invest in attractive risk/return opportunities and limit tracking error by managing the Fund’s exposure at the country, sector, and issuer levels and to risks such as liquidity, interest-rates, and credit spreads.  The Fund expects to have material exposure to bonds issued by U.S. and non-U.S. companies.

As an alternative to investing directly in bonds, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts.

Under normal circumstances, the Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in investment grade debt securities.

The Fund also may invest in the GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Performance Information

Because the Fund had not completed a full calendar year of operations as of the date of this prospectus, performance information for the Fund is not included. Update performance information is available on the Fund’s website at https://www.gmo.com/americas/investment-capabilities/etfs. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.